Equity Incentive Plan RSUs textuals (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Assumed in Acquisition, Nonvested, Number			673,776
RSU Assumed in Acquisition, Vested, Number			359,482
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU Assumed in Acquisition, Nonvested, Number			674,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 1,700,000	$ 2,300,000	$ 1,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested	$ 0	$ 14,000	$ 0